Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Mutual Fund & Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000810695
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hf
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2019
Rational Dynamic Brands Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Rational Dynamic Brands Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

From the universe of securities in the Index, the Sub-Advisor selects the Fund’s portfolio based on its multi-step proprietary investment process. The Sub-Advisor uses fundamental and technical analysis to identify companies to include in the Fund’s portfolio. Fundamental analysis includes analyzing a company’s cash flow, sales, earnings per share, intangible assets, and similar statistics to identify companies that the Sub-Advisor believes have a competitive advantage over other companies. Technical analysis includes analyzing a company’s price movements over various time frames to identify the most attractive buy and sell levels, which helps identify the best time to buy or sell a particular security. The Fund may invest, directly or indirectly through investments in ETFs, in both U.S. and foreign companies included in the Index, including through American Depositary Receipts (“ADRs”), and companies domiciled in emerging markets. Although the Fund may invest in companies of any market capitalization, it expects the market capitalization of the companies held in its portfolio to be $2 billion and above at the time of purchase. In times of economic turmoil or unusually high equity valuations where equity risk is deemed high, or other unfavorable conditions, the Fund may also invest in cash and cash equivalents, covered call options, long or short index futures contracts, index option puts, inverse equity ETFs and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. treasury securities, short-term bonds, and the U.S. dollar.

The process begins with the identification of the primary characteristics currently driving returns of S&P 500 companies. Examples of such characteristics include growth, value, size, momentum, strong balance sheet (i.e., high assets over liabilities, high total assets over total debt, high cash on balance sheet, low debt to equity ratio), profitability and dividend yield (a financial ratio that indicates how much a company pays out in dividends each year relative to its share price). Multiple baskets of companies included in the Index are then created based on these characteristics. Along with company fundamentals, the Sub-Advisor takes into account interest rate movements and U.S. dollar movements when analyzing stock and sector allocations. The investment process identifies important growth themes, employs single and multi-factor screens to identify those companies with the strongest fundamentals, and analyzes various technical and risk factors to select the companies with the most attractive current price. The Sub-Advisor, based on its fundamental and technical analysis, determines the appropriate weighting of the companies within the Fund’s portfolio. Allocations of the portfolio’s equity assets to cash, cash equivalents, covered call options, long or short index futures contracts, index option puts, inverse equity ETFs and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. treasury securities, short-term bonds, and the U.S. dollar are based on the Sub-Adviser’s proprietary risk dashboard, which monitors current equity market technical indicators (important moving averages and crosses of those averages), macroeconomic fundamental indicators (valuations, GDP growth, inflation trends), as well as interest rate and U.S. dollar movements. The Fund’s allocation of its assets to cash, cash equivalents, covered call options, long or short index futures contracts, index option puts, and protective ETFs may be significantly skewed towards cash and/or protective assets at times of high market stress.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Options Risk. There are risks associated with the Fund’s use of options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Conversely, as a seller (writer) of a call option or put option, the Fund will lose money if the value of the underlying reference instrument rises above (written call option) or falls below (written put option) the respective option’s strike price.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk, tracking risk, and sub-strategy risk.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Rational Dynamic Brands Fund

Class A Shares: HSUAX	Class C Shares: HSUCX	Institutional Shares: HSUTX

March 25, 2020

The information in this Supplement amends certain information contained in the Fund’s current Summary Prospectus dated May 1, 2019, and Prospectus dated May 1, 2019, as revised June 11, 2019, each as amended.

In the Fund Summary, the following replaces the fourth and fifth paragraphs under “Principal Investment Strategy”:

From the universe of securities in the Index, the Sub-Advisor selects the Fund’s portfolio based on its multi-step proprietary investment process. The Sub-Advisor uses fundamental and technical analysis to identify companies to include in the Fund’s portfolio. Fundamental analysis includes analyzing a company’s cash flow, sales, earnings per share, intangible assets, and similar statistics to identify companies that the Sub-Advisor believes have a competitive advantage over other companies. Technical analysis includes analyzing a company’s price movements over various time frames to identify the most attractive buy and sell levels, which helps identify the best time to buy or sell a particular security. The Fund may invest, directly or indirectly through investments in ETFs, in both U.S. and foreign companies included in the Index, including through American Depositary Receipts (“ADRs”), and companies domiciled in emerging markets. Although the Fund may invest in companies of any market capitalization, it expects the market capitalization of the companies held in its portfolio to be $2 billion and above at the time of purchase. In times of economic turmoil or unusually high equity valuations where equity risk is deemed high, or other unfavorable conditions, the Fund may also invest in cash and cash equivalents, covered call options, long or short index futures contracts, index option puts, inverse equity ETFs and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. treasury securities, short-term bonds, and the U.S. dollar.

The process begins with the identification of the primary characteristics currently driving returns of S&P 500 companies. Examples of such characteristics include growth, value, size, momentum, strong balance sheet (i.e., high assets over liabilities, high total assets over total debt, high cash on balance sheet, low debt to equity ratio), profitability and dividend yield (a financial ratio that indicates how much a company pays out in dividends each year relative to its share price). Multiple baskets of companies included in the Index are then created based on these characteristics. Along with company fundamentals, the Sub-Advisor takes into account interest rate movements and U.S. dollar movements when analyzing stock and sector allocations. The investment process identifies important growth themes, employs single and multi-factor screens to identify those companies with the strongest fundamentals, and analyzes various technical and risk factors to select the companies with the most attractive current price. The Sub-Advisor, based on its fundamental and technical analysis, determines the appropriate weighting of the companies within the Fund’s portfolio. Allocations of the portfolio’s equity assets to cash, cash equivalents, covered call options, long or short index futures contracts, index option puts, inverse equity ETFs and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. treasury securities, short-term bonds, and the U.S. dollar are based on the Sub-Adviser’s proprietary risk dashboard, which monitors current equity market technical indicators (important moving averages and crosses of those averages), macroeconomic fundamental indicators (valuations, GDP growth, inflation trends), as well as interest rate and U.S. dollar movements. The Fund’s allocation of its assets to cash, cash equivalents, covered call options, long or short index futures contracts, index option puts, and protective ETFs may be significantly skewed towards cash and/or protective assets at times of high market stress.

In the Fund Summary, the following is added to the “Derivatives Risk” disclosure under “Principal Investment Risks”:

Options Risk. There are risks associated with the Fund’s use of options. As the buyer of a call option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not rise above the strike price, which means the option will expire worthless. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the underlying reference instrument does not fall below the strike price, which means the option will expire worthless. Conversely, as a seller (writer) of a call option or put option, the Fund will lose money if the value of the underlying reference instrument rises above (written call option) or falls below (written put option) the respective option’s strike price.

Additionally, purchased options may decline in value due to changes in price of the underlying reference instrument, passage of time and changes in volatility. Generally, options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Further, the underlying reference instrument on which the option is based may have imperfect correlation to the value of the Fund’s portfolio securities. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. Options are also subject to leverage and volatility risk, liquidity risk, tracking risk, and sub-strategy risk.

In the section entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks,” the following replaces the fourth and fifth paragraphs under “Principal Investment Strategies— Rational Dynamic Brands Fund”:

From the universe of securities in the Index, the Sub-Advisor then selects the Fund’s portfolio based on its multi-step proprietary investment process. The Sub-Advisor uses fundamental and technical analysis to identify companies to include in the Fund’s portfolio. Fundamental analysis includes analyzing a company’s cash flow, sales, earnings per share, intangible assets, and similar statistics to identify company’s that the Sub-Advisor believes has a competitive advantage over other companies. Technical analysis includes analyzing a company’s price movements over various time frames to identify the most attractive buy and sell levels, which helps identify the best time to buy or sell a particular security. The Fund may invest, directly or indirectly through investments in ETFs, in both U.S. and foreign companies included in the Index, including ADRs and companies domiciled in emerging markets. Although the Fund may invest in companies of any market capitalization, it expects the market capitalization of the companies held in its portfolio to be $2 billion and above at the time of purchase. In times of economic turmoil or unusually high equity valuations where equity risk is deemed high, the Fund may also invest in cash and cash equivalents, covered call options, long or short index futures contracts, index option puts, inverse equity ETFs and in asset classes that have historically been safe havens when equities were experiencing drawdowns, which are U.S. treasury securities, short-term bonds, and the U.S. dollar.

The process begins with the identification of the primary characteristics currently driving returns of S&P 500 companies. Examples of such characteristics include growth, value, size, momentum, strong balance sheet (ex., high assets over liabilities, high total assets over total debt, high cash on balance sheet, low debt to equity ratio), profitability and dividend yield (a financial ratio that indicates how much a company pays out in dividends each year relative to its share price). Multiple baskets of companies included in the Index are then created based on these characteristics. Along with company fundamentals, the Sub-Advisor takes into account interest rate movements and U.S. dollar movements when analyzing stock and sector allocations. The investment process identifies important growth themes, employs single and multi-factor screens to identify those companies with the strongest fundamentals, and analyzes various technical and risk factors to select the companies with the most attractive current price. The Sub-Advisor, based on its fundamental and technical analysis, determines the appropriate weighting of the companies within the Fund’s portfolio. Allocations of the portfolio’s equity assets to cash, cash equivalents, covered call options, long or short index futures contracts, index option puts, and protective assets via ETF’s are based on its proprietary risk dashboard, which monitors current equity market technical indicators (important moving averages and crosses of those averages) macroeconomic fundamental indicators (valuations, GDP growth, inflation trends), as well as interest rate and U.S. dollar movements. The Fund’s allocation of its assets to cash, cash equivalents, covered call options, long or short index futures contracts, index option puts, and protective ETFs may be significantly skewed towards cash and/or protective assets at times of high market stress.

* * *

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1- 800-253-0412 or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.